Basis of Presentation and Our Segments (Segment Reporting Information by Amortization of Intangible Assets and Depreciation and Other Amortization) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	$ 74	$ 75	$ 78
Depreciation and Other Amortization	3,086	2,873	2,685
Operating Segments [Member]
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	74	75	78
Depreciation and Other Amortization	2,958	2,775	2,564
Operating Segments [Member] | PepsiCo Foods North America [Member]
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	10	11	11
Depreciation and Other Amortization	852	787	700
Operating Segments [Member] | International Beverage Franchise [Member]
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	17	17	17
Depreciation and Other Amortization	92	82	80
Operating Segments [Member] | PepsiCo Beverages North America [Member]
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	22	22	22
Depreciation and Other Amortization	1,047	1,003	930
Operating Segments [Member] | Europe, Middle East & Africa (Segment) [Member]
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	16	16	18
Depreciation and Other Amortization	461	432	459
Operating Segments [Member] | Asia Pacific Foods (Segment) [Member]
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	8	8	8
Depreciation and Other Amortization	125	110	100
Operating Segments [Member] | Latin America Foods (Segment) [Member]
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	1	1	2
Depreciation and Other Amortization	381	361	295
Corporate
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	0	0	0
Depreciation and Other Amortization	$ 128	$ 98	$ 121